Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net income	$ 2,907	$ 2,812	$ 3,315
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,318	1,182	995
Pension and other employee benefits	6	(13)	(49)
Deferred taxes	(137)	64	(34)
Net gain from sale of property, plant and equipment	(18)	(26)	(47)
Other	95	171	107
Changes in operating assets and liabilities:
Trade receivables, net	(571)	(310)	(731)
Inventories, net	324	61	(600)
Trade payables	(43)	(57)	213
Billings in excess of sales	(168)	152	150
Provisions, net	199	(109)	(391)
Advances from customers	(145)	181	47
Other assets and liabilities, net	(114)	(329)	637
Net cash provided by operating activities	3,653	3,779	3,612
Investing activities:
Purchases of marketable securities (available-for-sale)	(526)	(2,288)	(2,809)
Purchases of short-term investments	(30)	(67)	(142)
Purchases of property, plant and equipment and intangible assets	(1,106)	(1,293)	(1,021)
Acquisition of businesses (net of cash acquired) and changes in cost and equity investments	(914)	(3,694)	(4,020)
Proceeds from sales of marketable securities (available-for-sale)	1,367	1,655	3,717
Proceeds from maturity of marketable securities (available-for-sale)	118		483
Proceeds from short-term investments	47	27	529
Proceeds from sales of property, plant and equipment	80	40	57
Proceeds from sales of businesses and equity-accounted companies (net of cash disposed)	62	16	8
Other investing activities	185	29	(55)
Net cash used in investing activities	(717)	(5,575)	(3,253)
Financing activities:
Net changes in debt with maturities of 90 days or less	(697)	570	450
Increase in debt	492	5,986	2,580
Repayment of debt	(1,893)	(1,104)	(2,576)
Delivery of shares	74	90	110
Dividends paid	(1,667)	(1,626)	(1,569)
Acquisition of noncontrolling interests	(13)	(9)	(13)
Dividends paid to noncontrolling shareholders	(149)	(121)	(157)
Other financing activities	(3)	(24)	(33)
Net cash provided by (used in) financing activities	(3,856)	3,762	(1,208)
Effects of exchange rate changes on cash and equivalents	66	90	(229)
Net change in cash and equivalents-continuing operations	(854)	2,056	(1,078)
Cash and equivalents, beginning of period	6,875	4,819	5,897
Cash and equivalents, end of period	6,021	6,875	4,819
Supplementary disclosure of cash flow information:
Interest paid	287	189	165
Taxes paid	$ 1,278	$ 1,211	$ 1,305